Note 7 Impaired secured loans risks (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 413,585	€ 389,073	€ 349,037
Impaired loans and advances at amortized cost	€ 14,446	€ 13,493	€ 14,657
Percentage of impairment loss recognised for loans and advances	3.50%	3.50%	4.20%
Central banks [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,176	€ 4,420	€ 5,687
Impaired loans and advances at amortized cost	0	0	0
Accumulated impairment	€ (25)	€ (19)	€ (6)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%	0.00%
General government [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 23,294	€ 20,922	€ 19,719
Impaired loans and advances at amortized cost	25	38	62
Accumulated impairment	€ (29)	€ (30)	€ (37)
Percentage of impairment loss recognised for loans and advances	0.10%	0.20%	0.30%
credit institutions [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 17,498	€ 16,066	€ 13,295
Impaired loans and advances at amortized cost	2	0	0
Accumulated impairment	€ (21)	€ (35)	€ (19)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 13,271	€ 12,802	€ 9,826
Impaired loans and advances at amortized cost	12	17	24
Accumulated impairment	€ (20)	€ (37)	€ (23)
Percentage of impairment loss recognised for loans and advances	0.10%	0.10%	0.20%
Non financial corporations [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 175,337	€ 170,929	€ 146,797
Impaired loans and advances at amortized cost	5,520	6,340	7,290
Accumulated impairment	€ (4,274)	€ (5,495)	€ (5,804)
Percentage of impairment loss recognised for loans and advances	3.20%	3.70%	5.00%
Agriculture foresty and fishing [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,530	€ 4,475	€ 4,077
Impaired loans and advances at amortized cost	133	153	125
Accumulated impairment	€ (136)	€ (151)	€ (154)
Percentage of impairment loss recognised for loans and advances	2.90%	3.40%	3.10%
Mining and quarrying [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,924	€ 5,006	€ 4,889
Impaired loans and advances at amortized cost	27	179	222
Accumulated impairment	€ (30)	€ (105)	€ (130)
Percentage of impairment loss recognised for loans and advances	0.60%	3.60%	4.50%
Manufacturing [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 45,893	€ 44,583	€ 35,058
Impaired loans and advances at amortized cost	814	869	1,003
Accumulated impairment	€ (685)	€ (794)	€ (867)
Percentage of impairment loss recognised for loans and advances	1.80%	1.90%	2.90%
Electricity gas steam and air conditioning supply [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 15,801	€ 15,344	€ 13,718
Impaired loans and advances at amortized cost	444	650	570
Accumulated impairment	€ (454)	€ (534)	€ (489)
Percentage of impairment loss recognised for loans and advances	2.80%	4.20%	4.20%
Water supply [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 905	€ 875	€ 782
Impaired loans and advances at amortized cost	16	21	22
Accumulated impairment	€ (11)	€ (16)	€ (21)
Percentage of impairment loss recognised for loans and advances	1.80%	2.40%	2.90%
Construction [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 8,269	€ 8,349	€ 8,336
Impaired loans and advances at amortized cost	665	784	894
Accumulated impairment	€ (426)	€ (537)	€ (619)
Percentage of impairment loss recognised for loans and advances	8.10%	9.40%	10.70%
Wholesale and retail trade [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 32,080	€ 30,974	€ 25,856
Impaired loans and advances at amortized cost	1,241	1,184	1,311
Accumulated impairment	€ (883)	€ (945)	€ (1,104)
Percentage of impairment loss recognised for loans and advances	3.90%	3.80%	5.10%
Transport and storage [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 10,378	€ 11,051	€ 10,310
Impaired loans and advances at amortized cost	310	319	879
Accumulated impairment	€ (213)	€ (343)	€ (400)
Percentage of impairment loss recognised for loans and advances	3.00%	2.90%	8.50%
Accommodation and food service activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,957	€ 8,003	€ 7,693
Impaired loans and advances at amortized cost	329	451	470
Accumulated impairment	€ (208)	€ (329)	€ (405)
Percentage of impairment loss recognised for loans and advances	4.10%	5.60%	6.10%
Information and communications [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,545	€ 7,498	€ 6,533
Impaired loans and advances at amortized cost	71	113	117
Accumulated impairment	€ (54)	€ (47)	€ (56)
Percentage of impairment loss recognised for loans and advances	0.90%	1.50%	1.80%
Financial and insurance activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,828	€ 7,446	€ 6,216
Impaired loans and advances at amortized cost	187	200	197
Accumulated impairment	€ (122)	€ (188)	€ (181)
Percentage of impairment loss recognised for loans and advances	2.40%	2.70%	3.20%
Real estate activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 12,550	€ 11,349	€ 9,438
Impaired loans and advances at amortized cost	658	718	719
Accumulated impairment	€ (508)	€ (527)	€ (466)
Percentage of impairment loss recognised for loans and advances	5.20%	6.30%	7.60%
Professional scientific and technical activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,053	€ 3,948	€ 3,910
Impaired loans and advances at amortized cost	178	169	185
Accumulated impairment	€ (124)	€ (151)	€ (152)
Percentage of impairment loss recognised for loans and advances	4.40%	4.30%	4.70%
Administrative and support service activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,449	€ 4,021	€ 3,046
Impaired loans and advances at amortized cost	151	180	181
Accumulated impairment	€ (111)	€ (124)	€ (132)
Percentage of impairment loss recognised for loans and advances	3.40%	4.50%	5.90%
Public administration and defense compulsory social security [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 303	€ 268	€ 203
Impaired loans and advances at amortized cost	10	8	9
Accumulated impairment	€ (11)	€ (12)	€ (11)
Percentage of impairment loss recognised for loans and advances	3.20%	2.90%	4.50%
Education [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 586	€ 556	€ 582
Impaired loans and advances at amortized cost	30	35	43
Accumulated impairment	€ (21)	€ (29)	€ (34)
Percentage of impairment loss recognised for loans and advances	5.00%	6.40%	7.40%
Human health services and social work activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 2,171	€ 2,108	€ 1,888
Impaired loans and advances at amortized cost	129	138	48
Accumulated impairment	€ (48)	€ (53)	€ (41)
Percentage of impairment loss recognised for loans and advances	6.00%	6.60%	2.50%
Arts entertainment and recreation [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 906	€ 927	€ 1,011
Impaired loans and advances at amortized cost	53	68	209
Accumulated impairment	€ (42)	€ (79)	€ (95)
Percentage of impairment loss recognised for loans and advances	5.90%	7.30%	20.70%
Other services [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,209	€ 4,147	€ 3,250
Impaired loans and advances at amortized cost	74	101	84
Accumulated impairment	€ (186)	€ (530)	€ (447)
Percentage of impairment loss recognised for loans and advances	1.80%	2.40%	2.60%
Households [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 177,009	€ 163,936	€ 153,714
Impaired loans and advances at amortized cost	8,886	7,098	7,281
Accumulated impairment	€ (6,946)	€ (5,675)	€ (5,253)
Percentage of impairment loss recognised for loans and advances	5.00%	4.30%	4.70%

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).